Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events	15. Subsequent events On March 18, 2019, the Board of Directors declared a cash dividend of US$0.10 per ADS for full year 2018 as part of the Company’s dividend policy.